Stockholders' (Deficit) Equity	12 Months Ended
Dec. 31, 2023
Stockholders' (Deficit) Equity [Abstract]
STOCKHOLDERS’ (DEFICIT) EQUITY

NOTE 18 – STOCKHOLDERS’ (DEFICIT) EQUITY

On April 19, 2023, the Company closed its public offering of 1,850,000 shares of common stock at a public offering price of $4.00 per share, for gross proceeds of $7.4 million. After deducting underwriters' discounts and offering expenses, the net proceeds from the public offering were approximately $6.4 million. In accordance with the terms of the Maestro Agreement, $2,294,751 or 35% of the net proceeds from the offering were expected to be used to pay down the debt to the Seller (see Note 4).

During the years ended December 31, 2023, and 2022, the Company issued 25,000 and 9,375 shares of common stock to a vendor in consideration for services rendered.

On December 14, 2023, the Company issued 150,000 shares of common stock via a private placement sale.

During the year ended December 31, 2023, the Company issued warrants to a former executive management member (see Note 12).